Financial statements of Barclays PLC - Balance sheet (Narrative)	12 Months Ended
Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Disclosure of authorisation of financial statements	The Board of Directors approved the financial statements on pages 205 to 298 on 12 February 2020. Nigel Higgins Group Chairman James E Staley Group Chief Executive Tushar Morzaria Group Finance Director
Barclays PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Disclosure of authorisation of financial statements

The financial statements on pages 211 to 213 and the accompanying note on page 298 were approved by the Board of Directors on 12 February 2020 and signed on its behalf by:

Nigel Higgins James E Staley Tushar Morzaria

Group Chairman Group Chief Executive Group Finance Director